Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Acquired customer relationships	396,499	397,539	57,638
Acquired license and others	30,834	52,071	7,550
Less: accumulated amortization	(121,533)	(164,847)	(23,901)
Intangible assets, net	305,800	284,763	41,287